SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts and Reserves
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(Amounts in millions)

		Additions
	Balance Beginning of Year	Charges to Earnings	Other (1)	Deductions (2)	Balance End of Year
Year ended December 31, 2016
Deducted from asset accounts:
Allowance for doubtful accounts - Current	$20.4	$5.6	$(5.4)	$(4.1)	$16.5
Allowance for doubtful accounts - Non-current	27.4	(1.5)	(0.4)	(0.3)	25.2
Reserve for inventory	76.8	37.0	(10.8)	(19.7)	83.3
Valuation allowances for deferred tax assets	215.1	(50.8)	(15.7)	—	148.6
Totals	$339.7	$(9.7)	$(32.3)	$(24.1)	$273.6
Year ended December 31, 2015
Deducted from asset accounts:
Allowance for doubtful accounts - Current	$18.3	$4.3	$1.7	$(3.9)	$20.4
Allowance for doubtful accounts - Non-current	28.6	3.2	(2.1)	(2.3)	27.4
Reserve for inventory	77.9	18.2	(6.1)	(13.2)	76.8
Valuation allowances for deferred tax assets	244.0	(20.6)	(8.3)	—	215.1
Totals	$368.8	$5.1	$(14.8)	$(19.4)	$339.7
Year ended December 31, 2014
Deducted from asset accounts:
Allowance for doubtful accounts - Current	$38.4	$—	$(5.7)	$(14.4)	$18.3
Allowance for doubtful accounts - Non-current	29.1	1.5	(1.8)	(0.2)	28.6
Reserve for inventory	86.7	17.6	(11.8)	(14.6)	77.9
Valuation allowances for deferred tax assets	152.9	37.9	53.2	—	244.0
Totals	$307.1	$57.0	$33.9	$(29.2)	$368.8

(1)	Primarily represents the impact of foreign currency exchange, business divestitures and other amounts recorded to accumulated other comprehensive income (loss).

(2)	Primarily represents the utilization of established reserves, net of recoveries.